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U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC 50249

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:

FMB Funds, Inc.
580 East Swedesford Road
Wayne,  PA 19087

2. Name of each series or class of funds for which this notice is filed:

Money Market Fund
Intermediate Government Income Fund
Michigan Tax-Free Bond Fund
Diversified Equity Fund

3. Investment Company Act File Number: 811-6420

    Securities Act File Number:  33-42939

4. Last day of fiscal year for which this notice is filed:
November 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                              [   ]
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0











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9. Number and aggregate sale price of securities sold during the fiscal year:
Dollars $385,361,314
Shares    345,988,199

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Dollar $385,361,314
Shares  345,988,199




11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
 (see Instruction B.7):
Dollar $1,590,500
Shares     975,417

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12. Calculation of registration fee:


     (I)     Aggregate sale price of securities sold during the fiscal
              year in reliance on rule 24f-2 (from Item 10):                              $385,361,314
     (ii)    Aggregate price of shares issued in connection with
              dividend reinvestment plans (from Item 11, if applicable):          +    1,590,500
     (iii)   Aggregate price of shares redeemed or repurchased during
             	the fiscal year (if applicable):                                                      - 330,697,632
     (iv)   Aggregate price of shares redeemed or repurchased and
              previously applied as a reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                                                          +      0
     (v)     Net Aggregate price of securities sold and issued during
              the fiscal year in reliance on rule 24f-2 [line (i), plus line
              (ii), less line (iii), plus line (iv)] (if applicable):                               56,254,182
     (vi)    Multiplier prescribed by Section 6(b) of the Securities Act
              of 1933 or other applicable law or regulation (see                       x1/33rd
              instruction C.6):
     (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                         $17,046.72

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
 Informal and Other Procedures (17 CFR 202.3a).
                                                                [ X ]
      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: January 29, 1997



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SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)*/s/ Todd Cipperman

			Todd Cipperman , Esquire  _____________________
			Vice President and Secretary




        Date January   29 , 1997








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January 29, 1997



Securities & Exchange Commission
450 5th Street, N.W.
Judiciary Plaza
Washington,  DC 20549

Gentlemen:

FMB Funds, Inc. (the "Fund") was organized under the laws of the State of Maryland with the principal place of business in Baltimore, Maryland.
  The Fund is about to file a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, for the purpose of making definite the number of shares ("Shares") which it has registered under the Securities Act of 1933, as amended, and which it sold during its fiscal year ended November 30, 1996.

As counsel to SEI Financial Services Company, I have examined copies, either certified or otherwise proven to be genuine, of the Fund's Article of Incorporation and By-Laws, as now in effect, and such minutes of meetings of its Directors and other documents relating to the Fund's organization and operation, as I have deemed necessary in rendering this opinion. I have been advised that during its fiscal year ended November 30, 1996, the Fund sold 345,988,199 Shares at an aggregate sales price of $385,361,314 and redeemed 280,182,292 Shares having an aggregate redemption price of $330,697,632. Based upon the foregoing, it is my opinion that:

	1.	 Such Shares, which were issued
		   and  subsequently were redeemed
	   	by the Fund, may be resold.

	2.	The Shares sold during the Fund's
		  fiscal year ended November 30, 1996, the registration of which will be made definite by filing of a Rule 24f-2 Notice, were legally issued, fully paid and non-assessable. I express no legal opinion with respect to compliance with the Securities Act of 1933, the Investment Company Act of 1940 or applicable state securities laws in connection with the sale of
 		 Shares.









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I hereby consent to this opinion accompanying the Rule 24f-2 Notice which the Fund is about to file with the Securities and Exchange Commission. I express no opinion as to the laws of any jurisdiction other than the corporate laws of the State of Maryland.

Very truly yours,

/s/ Todd Cipperman
Todd Cipperman, Esquire  ___________________________
Vice President and Assistant Secretary


Date January 29, 1997